Inventory (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Inventory [Abstract]
Raw materials	$ 218,137	$ 178,485
Work in process	22,539	18,564
Finished goods	58,707	75,395
Total inventory	299,383	272,444
Scrap	58,500
Inventory adjustments	$ 60,000